Summary of Significant Accounting Policies (Details)	12 Months Ended
	Jun. 30, 2024 HKD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 HKD ($)	Jun. 30, 2022 HKD ($)	Jun. 30, 2024 USD ($)
Summary of Significant Accounting Policies [Line Items]
Deposit amount	$ 500,000				$ 64,034
Cash	10,855,128		$ 16,436,490	$ 12,971,458	1,390,204
Allowance for credit losses			19,022		$ 15,448
Accumulated deferred IPO cost	$ 334,123
Lease agreement term	1 year				1 year
Percentage of employer mandatory contribution	5.00%	5.00%
Employee benefits	$ 703,239		635,635	609,710	$ 90,063
Operating lease expense	$ 1,156,024	$ 148,051	$ 1,177,995	$ 1,251,597
Percentage of tax benefit	50.00%	50.00%
Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of restricted cash interest rate			0.10%
Employee’s monthly income (in Dollars)	$ 7,000
Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of restricted cash interest rate			4.60%
Employee’s monthly income (in Dollars)	30,000
Trade Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Allowance for credit losses	101,598				$ 13,012
Hong Kong Mandatory Provident Fund Schemes [Member] | Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Employee’s monthly income (in Dollars)	1,500
Hong Kong Mandatory Provident Fund Schemes [Member] | Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Employee’s monthly income (in Dollars)	$ 30,000
One Vendor [Member] | Supplier Concentration Risk [Member] | Accounts Payable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage	100.00%	100.00%	37.90%	54.30%
One Vendor [Member] | Concentration of Vendors [Member] | Supplier Concentration Risk [Member] | Accounts Payable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage			100.00%
Two Vendor [Member] | Supplier Concentration Risk [Member] | Accounts Payable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage			27.70%	12.10%
Three Vendor [Member] | Supplier Concentration Risk [Member] | Accounts Payable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage				10.60%
Customer One [Member] | Customer Concentration Risk [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage	34.40%	34.40%	39.50%
Customer One [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage	23.30%	23.30%	36.40%	28.20%
Customer One [Member] | Concentration of Vendors [Member] | Customer Concentration Risk [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage	29.00%	29.00%
Customer Two [Member] | Customer Concentration Risk [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage	23.50%	23.50%	26.70%
Customer Two [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage	22.10%	22.10%	14.70%	10.60%
Customer Two [Member] | Credit Concentration Risk [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage	20.70%	20.70%
Customer Three [Member] | Customer Concentration Risk [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage	21.00%	21.00%	18.20%
Customer Three [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage	12.80%	12.80%	13.40%
Customer Three [Member] | Credit Concentration Risk [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage	10.40%	10.40%
Customer Four [Member] | Customer Concentration Risk [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage	18.50%	18.50%
United States of America, Dollars
Summary of Significant Accounting Policies [Line Items]
Exchange rate	1				1
Hong Kong, Dollars
Summary of Significant Accounting Policies [Line Items]
Exchange rate	7.8083				7.8083
IPO [Member]
Summary of Significant Accounting Policies [Line Items]
Accumulated deferred IPO cost			$ 4,935,602		$ 939,272